Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2019 $	December 31, 2018 $
Deferred tax assets:
Tax losses carried forward(1)	240,432	251,240
Other	9,348	2,887
Total deferred tax assets	249,780	254,127
Deferred tax liabilities:
Vessels and equipment	20,179	17,018
Other	3,566	5,531
Total deferred tax liabilities	23,745	22,549
Net deferred tax assets	226,035	231,578
Valuation allowance	(222,168)	(224,593)
Net deferred tax assets	3,867	6,985
Disclosed in:
Deferred tax asset	7,000	9,168
Other long-term liabilities	3,133	2,183
Net deferred tax assets	3,867	6,985

(1)
As at December 31, 2019, the income tax losses carried forward of $1,021.1 million (December 31, 2018 - $1,040.4 million) are available to offset future taxable income in the applicable jurisdictions, of which $632.7 million can be carried forward indefinitely, $0.9 million will expire in 2020, $0.4 million will expire in 2021, $0.5 million will expire in 2022, $2.2 million will expire in 2023, $0.3 million will expire in 2024, $0.6 million will expire in 2025, $0.1 million will expire in 2026, $377.8 million will expire in 2034 and $5.6 million will expire in 2035.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Current	(4,666)	(4,051)	(1,772)
Deferred	(3,161)	(18,606)	1,870
Income tax (expense) recovery	(7,827)	(22,657)	98

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Net loss before taxes	(343,068)	(101,288)	(299,540)
Net loss not subject to taxes	(418,027)	(253,605)	(244,045)
Net income (loss) subject to taxes	74,959	152,317	(55,495)
At applicable statutory tax rates	11,741	28,437	(15,784)
Permanent differences	(3,846)	(23,179)	2,424
Adjustments related to currency differences	(360)	(338)	5,847
Valuation allowance and other	292	17,737	7,415
Tax expense (recovery) related to current year	7,827	22,657	(98)

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2019, 2018 and 2017:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Balance of unrecognized tax benefits as at beginning of the year	1,596	1,410	2,174
Decreases for positions related to prior years	—	(189)	(930)
Increases for positions related to the current year	—	375	166
Balance of unrecognized tax benefits as at end of the year	1,596	1,596	1,410

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2010 through 2019 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above are not material.